Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FORT PITT CAPITAL TOTAL RETURN FUND [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	16.98%	20.86%	(18.80%)	23.04%	9.07%	27.44%	(5.33%)	21.91%	18.53%	(3.12%)
North Square Strategic Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	9.07%	5.06%	(8.43%)	5.31%	11.68%	11.04%	(1.99%)	6.07%	2.07%	2.20%
North Square Select Small Cap Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	15.52%	20.89%	(12.91%)	29.83%	(2.56%)	27.65%	(2.58%)	19.54%	14.89%	(4.91%)
North Square Altrinsic International Equity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	3.62%	14.87%	(8.07%)	6.37%
North Square McKee Bond Fund Class R6
Prospectus [Line Items]
Annual Return [Percent]	1.77%	5.96%	(9.46%)	(1.24%)